SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6: -	SHAREHOLDERS' EQUITY

Share-based compensation:

a.
On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares, restricted shares and Restricted Share Units (“RSUs”) to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

On October 30, 2016, the Board resolved to increase the number of shares reserved under the 2013 Share Option Plan, from 1,250,000 to 2,450,000.

The total number of Ordinary Shares available for future grants under the 2013 Share Option Plan as of June 30, 2017, was 1,094,420.

b.	Grants of options during the six month period ended June 30, 2017 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

c.	The following is a summary of the Company's stock options activity for the six month period ended June 30, 2017:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2016	624,437	$10.47	3.55	$4,576
Granted (*)	65,002	18.90
Exercised	(71,937)	8.96
Expired and forfeited	(8,700)	11.29

Outstanding at June 30, 2017	608,802	$11.54	3.42	$4,756

Vested and expected to vest at June 30, 2017	608,802	$11.54	3.42	$4,756

Exercisable at June 30, 2017	273,400	$9.71	2.63	$2,637

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of the six month period ended June 30, 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2017. This amount is impacted by the changes in the fair market value of the Company's Ordinary Shares.

(*) The fair value of the options granted during the six month period ended June 30, 2017 was estimated by using a Black-Scholes option-pricing model which requires the following assumptions: risk-free interest rates of 1.6% - 1. 9% which is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the options' expected term, expected volatility of 49.3% - 55.9% which is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date and an expected term of 3.45 - 4.76 years which is generated by running a Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information of the options.

d.	As of June 30, 2017, stock options under the 2013 Share Option Plan, as amended are as follows for the periods indicated:

	Options outstanding at June 30, 2017			Options exercisable at June 30, 2017
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

2.56 – 3.90	41,400	3.25	1.34	41,400	3.25	1.34
5.35 – 8.60	55,500	6.68	2.02	55,500	6.68	2.02
10.49 – 18.90	511,902	12.73	3.75	176,500	12.17	3.12

	608,802			273,400

e.	The following is a summary of the Company's RSUs activity for the six month period ended June 30, 2017:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2016	193,150	2.02	$3,438
Granted	24,928
Vested	(31,224)
Cancelled and forfeited	(3,250)

Outstanding at June 30, 2017	183,604	1.61	$3,553

Vested and expected to vest at June 30, 2017	183,604	1.61	$3,553

f.	The weighted average fair values of options granted during the six month periods ended June 30, 2017 and 2016 were $7.96 and $5.28 per share, respectively.

g.	The weighted average fair values of RSUs granted during the six month periods ended June 30, 2017 and 2016 were $18.44 and $12.55 per share, respectively.

h.	The following table summarizes the departmental allocation of the Company's share-based compensation charges:

	Six months ended June 30,
	2017*	2016*
	Unaudited

Cost of revenues	$67	$42
Research and development, net	242	239
Sales and marketing, net	272	51
General and administrative	659	355

	$1,240	$687

(*)	Including $778 and $214 of compensation cost related to RSUs for the six month periods ended June 30, 2017 and 2016, respectively.

i.
Share-based compensation:

As of June 30, 2017, there are $2,781 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.1 years.